UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07739

                                         Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

400 Crossing Boulevard

Fourth Floor

                                                  Bridgewater, NJ 08807

(Address of principal executive offices) (Zip code)

Owen T. Meacham

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

With a copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

                                                 New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (877) 435-8105

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2017

Item 1. Schedule of Investments.

The Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 94.3%

China - 3.4%

Baidu Inc. - Sponsored ADR (Software & Services)*	56,100	$9,821,427

Ctrip.com International Ltd. - ADR (Retailing)*	222,300	9,605,583

Tencent Holdings Ltd. (Software & Services)†	430,000	11,219,600

		30,646,610

Denmark - 2.2%

Chr Hansen Holding A/S (Materials)†	163,000	9,942,013

Novozymes A/S, Class B (Materials)†	239,400	9,341,133

		19,283,146

Finland - 1.0%

Kone OYJ, Class B (Capital Goods)†	194,000	8,789,811

France - 4.3%

Air Liquide SA (Materials)†	81,600	8,828,883

Dassault Systemes SE (Software & Services)†	115,100	8,919,988

Essilor International SA (Health Care Equipment & Services)†	107,200	12,527,587

L’Oreal SA (Household & Personal Products)†	46,700	8,503,757

		38,780,215

Germany - 0.7%

Linde AG (Materials)†	39,100	6,351,633

Hong Kong - 2.3%

AIA Group Ltd. (Insurance)†	3,382,100	20,949,767

India - 2.6%

HDFC Bank Ltd. - ADR (Banks)	137,200	9,457,196

ICICI Bank Ltd. - Sponsored ADR (Banks)	1,796,000	13,919,000

		23,376,196

Indonesia - 1.2%

Bank Central Asia Tbk PT (Banks)†	8,997,624	10,356,265

Israel - 1.1%

Check Point Software Technologies Ltd. (Software & Services)*	98,900	9,768,353

Italy - 2.5%

Luxottica Group SpA (Consumer Durables & Apparel)†	218,800	11,743,340

	Shares	Value
COMMON STOCKS - 94.3% (continued)

Italy - 2.5% (continued)

Tenaris SA - ADR (Energy)	288,250	$10,100,280

		21,843,620

Japan - 10.9%

FANUC Corp. (Capital Goods)†	45,400	8,884,460

Keyence Corp. (Technology Hardware & Equipment)†	32,192	12,485,664

Kubota Corp. (Capital Goods)†	1,112,000	17,667,617

M3 Inc. (Health Care Equipment & Services)†	897,396	24,047,397

Makita Corp. (Capital Goods)†	120,400	8,356,482

MonotaRO Co., Ltd. (Capital Goods)†	327,200	8,573,590

Pigeon Corp. (Household & Personal Products)†	352,348	9,525,899

Sysmex Corp. (Health Care Equipment & Services)†	121,635	7,380,276

		96,921,385

Mexico - 1.0%

Grupo Televisa SAB - Sponsored ADR (Media)	415,300	9,302,720

Russia - 1.5%

Yandex NV, Class A (Software & Services)*	584,900	13,534,586

South Africa - 0.9%

Sasol Ltd. (Materials)†	273,630	8,152,440

Spain - 1.3%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	1,717,100	11,695,547

Sweden - 1.1%

Atlas Copco AB, Class A (Capital Goods)†	308,200	9,919,607

Switzerland - 3.7%

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	69,400	12,729,655

Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	161,600	11,832,352

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	62,600	8,277,787

		32,839,794

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 94.3% (continued)

Turkey - 0.6%

Turkiye Garanti Bankasi AS - ADR (Banks)	2,517,100	$5,638,304

United Kingdom - 4.6%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	584,904	6,035,132

Reckitt Benckiser Group plc (Household & Personal Products)†	75,041	6,444,427

Rotork plc (Capital Goods)†	2,177,571	7,034,246

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	156,500	8,765,918

WPP plc (Media)†	532,100	12,366,927

		40,646,650

United States - 47.4%

3M Co. (Capital Goods)	48,200	8,426,324

Abbott Laboratories (Health Care Equipment & Services)	190,300	7,948,831

Alphabet Inc., Class A (Software & Services)*	41,050	33,668,799

Amazon.com Inc. (Retailing)*	14,575	12,002,221

AmerisourceBergen Corp. (Health Care Equipment & Services)	132,100	11,529,688

Cognex Corp. (Technology Hardware & Equipment)	147,300	9,951,588

Colgate-Palmolive Co. (Household & Personal Products)	196,700	12,702,886

Exxon Mobil Corp. (Energy)	125,800	10,553,362

F5 Networks Inc. (Technology Hardware & Equipment)*	136,800	18,335,304

Facebook Inc., Class A (Software & Services)*	102,600	13,370,832

First Republic Bank (Banks)	168,900	15,932,337

IPG Photonics Corp. (Technology Hardware & Equipment)*	120,100	13,810,299

Lazard Ltd., Class A (Diversified Financials)	283,100	12,026,088

Mastercard Inc., Class A (Software & Services)	101,200	10,760,596

Microsoft Corp. (Software & Services)	113,400	7,331,310

Monsanto Co. (Materials)	77,700	8,415,687

NIKE Inc., Class B (Consumer Durables & Apparel)	489,400	25,889,260

	Shares	Value
COMMON STOCKS - 94.3% (continued)

United States - 47.4% (continued)

PayPal Holdings Inc. (Software & Services)*	482,900	$19,209,762

Priceline Group Inc. (Retailing)*	14,515	22,863,012

Red Hat Inc. (Software & Services)*	106,800	8,103,984

Regeneron Pharmaceuticals Inc (Pharmaceuticals, Biotechnology & Life Sciences)*	23,500	8,443,315

Roper Technologies Inc. (Capital Goods)	119,900	23,002,815

Schlumberger Ltd. (Energy)	329,300	27,565,703

Signature Bank (Banks)*	58,500	9,214,920

SVB Financial Group (Banks)*	134,113	23,098,282

Verisk Analytics Inc. (Commercial & Professional Services)*	237,500	19,627,000

WABCO Holdings Inc. (Capital Goods)*	77,500	8,449,825

Walgreens Boots Alliance Inc. (Food & Staples Retailing)	121,400	9,947,516

Waters Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	71,600	10,142,140

		422,323,686
Total Common Stocks (Cost $622,919,083)		$841,120,335

PREFERRED STOCKS - 2.6%

Brazil - 1.2%

Itau Unibanco Holding SA - Sponsored ADR (Banks)	945,340	11,164,465

Spain - 1.4%

Grifols SA - ADR (Pharmaceuticals, Biotechnology & Life Sciences)	713,000	12,121,000
Total Preferred Stocks (Cost $18,595,726)		$23,285,465

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
SHORT TERM INVESTMENTS - 2.8%

Northern Institutional Funds - Treasury Portfolio, 0.36% (Money Market Fund)	24,478,754	$24,478,754

Total Short Term Investments (Cost $24,478,754)		$24,478,754

Total Investments — 99.7%
(Cost $665,993,563)		$888,884,554

Other Assets Less Liabilities - 0.3%		2,721,984
Net Assets — 100.0%		$891,606,538

Summary of Abbreviations

ADR	American Depositary Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the
Notes	to Financial Statements.

Industry	Percentage of Net Assets

Banks	12.4%

Capital Goods	12.2

Commercial & Professional Services	2.2

Consumer Durables & Apparel	4.2

Diversified Financials	1.4

Energy	5.4

Food & Staples Retailing	1.1

Food, Beverage & Tobacco	1.3

Health Care Equipment & Services	8.1

Household & Personal Products	4.2

Insurance	2.4

Materials	5.7

Media	2.4

Money Market Fund	2.8

Pharmaceuticals, Biotechnology & Life Sciences	6.5

Retailing	5.0

Software & Services	16.3

Technology Hardware & Equipment	6.1

Total Investments	99.7

Other Assets Less Liabilities	0.3
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 94.0%

Australia - 1.5%

CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,324,800	$113,198,142

Canada - 2.2%

Canadian National Railway Co. (Transportation)	2,342,200	162,829,744

China - 2.4%

Baidu Inc. - Sponsored ADR (Software & Services)*	1,016,100	177,888,627

France - 9.4%

Air Liquide SA (Materials)†	1,532,680	165,831,528

Dassault Systemes SE (Software & Services)†	3,571,718	276,800,013

L’Oreal SA (Household & Personal Products)†	981,500	178,724,569

LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)†	418,800	84,774,305

		706,130,415

Germany - 14.8%

Allianz SE, Reg S (Insurance)†	1,411,500	238,905,733

Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	2,379,300	262,945,217

Bayerische Motoren Werke AG (Automobiles & Components)†	1,404,200	127,189,156

Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)†	1,326,100	107,593,379

FUCHS PETROLUB SE (Materials)†	530,140	22,414,324

Linde AG (Materials)†	601,510	97,712,807

SAP SE - Sponsored ADR (Software & Services)	1,851,180	169,401,482

Symrise AG (Materials)†	1,366,200	82,060,453

		1,108,222,551

Hong Kong - 3.6%

AIA Group Ltd. (Insurance)†	43,543,300	269,720,587

India - 1.0%

ICICI Bank Ltd. - Sponsored ADR (Banks)	10,034,300	77,765,825

	Shares	Value
COMMON STOCKS - 94.0% (continued)

Israel - 2.2%

Check Point Software Technologies Ltd. (Software & Services)*	1,684,700	$166,397,819

Italy - 1.2%

Tenaris SA - ADR (Energy)	2,653,800	92,989,152

Japan - 14.2%

FANUC Corp. (Capital Goods)†	1,205,600	235,927,411

JGC Corp. (Capital Goods)†	4,497,000	77,839,499

Keyence Corp. (Technology Hardware & Equipment)†	354,362	137,439,262

Kubota Corp. (Capital Goods)†	5,282,800	83,933,890

M3 Inc. (Health Care Equipment & Services)†	6,413,400	171,858,999

Mitsubishi Estate Co., Ltd. (Real Estate)†	3,394,000	64,705,541

MonotaRO Co., Ltd. (Capital Goods)†	2,541,300	66,589,441

Park24 Co., Ltd. (Commercial &

Professional Services)†	3,023,000	83,284,808

Sysmex Corp. (Health Care Equipment & Services)†	2,293,109	139,135,753

		1,060,714,604

Mexico - 1.9%

Grupo Financiero Banorte SAB de CV, Series O (Banks)	17,881,000	85,702,925

Grupo Televisa SAB - Sponsored ADR (Media)	2,418,200	54,167,680

		139,870,605

Singapore - 1.9%

DBS Group Holdings Ltd. (Banks)†	10,680,383	143,341,895

South Africa - 4.2%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,167,556	72,491,058

Naspers Ltd., Class N (Media)†	1,085,300	172,595,335

Sasol Ltd. (Materials)†	2,387,900	71,144,286

		316,230,679

South Korea - 2.2%

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	189,500	161,359,930

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 94.0% (continued)

Spain - 3.0%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	28,831,500	$196,377,712

Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)†	1,456,600	31,236,892

		227,614,604

Sweden - 2.8%

Alfa Laval AB (Capital Goods)†	4,600,200	85,985,042

Atlas Copco AB, Class A (Capital Goods)†	3,788,200	121,925,548

		207,910,590

Switzerland - 7.7%

Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	3,620,400	265,085,688

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	991,800	233,733,658

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	581,500	76,893,500

		575,712,846

Taiwan - 2.0%

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	10,837,125	64,586,024

Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	2,677,500	82,761,525

		147,347,549

Turkey - 0.8%

Turkiye Garanti Bankasi AS - ADR (Banks)	26,129,400	58,529,856

United Kingdom - 10.7%

BBA Aviation plc (Transportation)†	11,863,700	41,839,336

HSBC Holdings plc (Banks)†	12,058,000	102,627,294

Royal Dutch Shell plc, Class B (Energy)†	8,602,316	243,600,321

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,256,500	70,379,397

Unilever plc (Household & Personal Products)†	2,622,200	106,738,456

	Shares	Value
COMMON STOCKS - 94.0% (continued)

United Kingdom - 10.7% (continued)

WPP plc (Media)†	10,306,700	$239,545,589

		804,730,393

United States - 4.3%

Bunge Ltd. (Food, Beverage & Tobacco)	2,099,260	145,289,785

Schlumberger Ltd. (Energy)	2,099,200	175,724,032

		321,013,817
Total Common Stocks (Cost $6,067,131,679)		$7,039,520,230

PREFERRED STOCKS - 4.5%

Brazil - 1.8%

Itau Unibanco Holding SA - Sponsored ADR (Banks)	11,205,780	132,340,262

Germany - 0.7%

FUCHS PETROLUB SE (Materials)†	1,151,100	52,590,544

South Korea - 1.6%

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)^†	178,100	120,493,120

Spain - 0.4%

Grifols SA - ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,938,400	32,952,800
Total Preferred Stocks (Cost $244,655,372)		$338,376,726

SHORT TERM INVESTMENTS - 1.4%

Northern Institutional Funds - Treasury Portfolio, 0.36% (Money Market Fund)	99,145,439	99,145,439

Total Short Term Investments (Cost $99,145,439)		$99,145,439

Total Investments — 99.9%
(Cost $6,410,932,490)		$7,477,042,395

Other Assets Less Liabilities - 0.1%		10,717,400
Net Assets — 100.0%		$7,487,759,795

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.6% of net assets as of January 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	1.7%

Banks	10.6

Capital Goods	9.0

Commercial & Professional Services	1.1

Consumer Durables & Apparel	1.1

Energy	6.8

Food, Beverage & Tobacco	5.5

Health Care Equipment & Services	6.6

Household & Personal Products	3.8

Insurance	6.8

Materials	6.6

Media	6.2

Money Market Fund	1.4

Pharmaceuticals, Biotechnology & Life Sciences	10.9

Real Estate	0.9

Semiconductors & Semiconductor Equipment	2.0

Software & Services	10.6

Technology Hardware & Equipment	5.6

Transportation	2.7

Total Investments	99.9

Other Assets Less Liabilities	0.1
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 94.0%

Argentina - 0.9%

Globant SA (Software & Services)*	31,200	$1,034,280

Australia - 1.0%

DuluxGroup Ltd. (Materials)†	176,300	813,003

TPG Telecom Ltd. (Telecommunication Services)†	61,341	301,590

		1,114,593

Bangladesh - 2.5%

BRAC Bank Ltd. (Banks)†	2,012,053	1,713,570

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	349,660	1,143,037

		2,856,607

Brazil - 1.1%

CETIP SA - Mercados Organizados (Diversified Financials)	85,127	1,271,056

China - 4.9%

Haitian International Holdings Ltd. (Capital Goods)†	629,000	1,278,427

PAX Global Technology Ltd. (Technology Hardware & Equipment)†	2,889,000	2,013,453

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	114,000	702,739

Wasion Group Holdings Ltd. (Technology Hardware & Equipment)†	2,814,000	1,539,814

		5,534,433

Colombia - 0.4%

Cemex Latam Holdings SA (Materials)*	124,200	486,651

Denmark - 0.4%

Chr Hansen Holding A/S (Materials)†	8,150	497,100

Egypt - 0.3%

Integrated Diagnostics Holdings plc (Health Care Equipment & Services)^†	150,700	386,820

Finland - 2.7%

Vaisala OYJ, Class A (Technology Hardware & Equipment)†	81,380	3,023,870

	Shares	Value
COMMON STOCKS - 94.0% (continued)

France - 7.1%

Alten SA (Software & Services)†	44,120	$3,289,127

IPSOS (Media)†	46,400	1,539,162

LISI (Capital Goods)†	66,400	2,404,483

Rubis SCA (Utilities)†	10,824	911,215

		8,143,987

Germany - 12.0%

Bechtle AG (Software & Services)†	33,200	3,368,999

Bertrandt AG (Commercial & Professional Services)†	13,880	1,387,069

Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	65,430	2,445,237

Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)†	22,750	1,854,907

KWS Saat SE (Food, Beverage & Tobacco)†	4,570	1,433,219

Pfeiffer Vacuum Technology AG (Capital Goods)†	11,100	1,204,636

Rational AG (Capital Goods)†	1,050	476,826

STRATEC Biomedical AG (Health Care Equipment & Services)†	27,700	1,461,525

		13,632,418

Hong Kong - 3.1%

Pico Far East Holdings Ltd. (Media)†	5,457,000	1,825,598

Vitasoy International Holdings Ltd. (Food, Beverage & Tobacco)†	892,900	1,735,721

		3,561,319

India - 5.0%

GRUH Finance Ltd. (Banks)†	559,400	2,761,724

Max Financial Services Ltd. (Insurance)†	351,300	2,949,703

		5,711,427

Indonesia - 0.4%

Tower Bersama Infrastructure Tbk PT (Telecommunication Services)†	1,134,000	420,397

Italy - 3.1%

Danieli & C Officine Meccaniche SpA (RSP) (Capital Goods)†	65,400	1,045,869

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 94.0% (continued)

Italy - 3.1% (continued)

DiaSorin SpA (Health Care Equipment & Services)†	7,200	$429,528

Reply SpA (Software & Services)†	16,100	2,065,490

		3,540,887

Japan - 13.9%

ABC-Mart Inc. (Retailing)†	7,700	446,817

Ariake Japan Co., Ltd. (Food, Beverage & Tobacco)†	26,700	1,416,222

BML Inc. (Health Care Equipment & Services)†	86,800	2,086,745

Cosmos Pharmaceutical Corp. (Food & Staples Retailing)†	4,500	829,349

GMO Payment Gateway Inc. (Software & Services)†	14,700	733,164

Hiday Hidaka Corp. (Consumer Services)†	112,808	2,679,453

Infomart Corp. (Software & Services)†	324,000	1,814,232

MISUMI Group Inc. (Capital Goods)†	51,700	962,432

MonotaRO Co., Ltd. (Capital Goods)†	15,700	411,385

Nakanishi Inc. (Health Care Equipment & Services)†	42,800	1,653,030

Park24 Co., Ltd. (Commercial & Professional Services)†	33,100	911,918

Pigeon Corp. (Household & Personal Products)†	27,100	732,662

Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	27,000	474,311

Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	15,500	719,690

		15,871,410

Kenya - 1.8%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	447,500	967,063

Equity Group Holdings Ltd. (Banks)†	4,814,300	1,124,266

		2,091,329

Malaysia - 0.9%

Coastal Contracts Bhd. (Capital Goods)†	1,506,466	486,162

	Shares	Value
COMMON STOCKS - 94.0% (continued)

Malaysia - 0.9% (continued)

Dialog Group Bhd. (Capital Goods)†	1,436,840	$496,315

		982,477

Mexico - 0.7%

Grupo Herdez SAB de CV (Food, Beverage & Tobacco)	468,438	832,264

Netherlands - 3.9%

Arcadis NV (Capital Goods)†	100,185	1,364,978

ASM International NV (Semiconductors & Semiconductor Equipment)†	29,240	1,443,474

Brunel International NV (Commercial & Professional Services)†	93,697	1,643,867

		4,452,319

Norway - 1.6%

Tomra Systems ASA (Commercial & Professional Services)†	168,400	1,846,503

Peru - 0.5%

Alicorp SAA (Food, Beverage & Tobacco)	274,300	629,775

South Africa - 1.2%

Clicks Group Ltd. (Food & Staples Retailing)†	152,610	1,383,036

South Korea - 0.4%

Cheil Worldwide Inc. (Media)†	25,870	412,760

Sweden - 0.9%

Intrum Justitia AB (Commercial & Professional Services)†	31,100	1,047,902

Switzerland - 4.9%

Bossard Holding AG, Class A, Reg S (Capital Goods)*†	17,600	2,931,347

LEM Holding SA, Reg S (Technology Hardware & Equipment)†	2,080	1,943,632

Temenos Group AG, Reg S (Software & Services)*†	9,320	677,132

		5,552,111

Taiwan - 1.5%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	73,383	622,589

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 94.0% (continued)

Taiwan - 1.5% (continued)

Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	745,700	$1,082,457

		1,705,046

Tanzania - 0.7%

Tanzania Breweries Ltd. (Food, Beverage & Tobacco)	154,800	789,584

Turkey - 1.2%

Anadolu Hayat Emeklilik AS (Insurance)†	937,006	1,342,787

Ukraine - 2.2%

Kernel Holding SA (Food, Beverage & Tobacco)†	125,100	2,494,852

United Kingdom - 12.2%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	220,327	2,273,369

BGEO Group plc (Banks)†	45,220	1,686,754

Britvic plc (Food, Beverage & Tobacco)†	104,931	826,970

Dignity plc (Consumer Services)†	28,300	871,718

EMIS Group plc (Health Care Equipment & Services)†	71,500	794,523

Jardine Lloyd Thompson Group plc (Insurance)†	42,602	552,543

Rathbone Brothers plc (Diversified Financials)†	73,970	1,936,037

Rotork plc (Capital Goods)†	212,746	687,237

RPC Group plc (Materials)†	64,230	866,269

RPS Group plc (Commercial & Professional Services)†	623,160	1,785,429

Senior plc (Capital Goods)†	639,040	1,593,437

		13,874,286

United States - 0.6%

PriceSmart Inc. (Food & Staples Retailing)	7,920	670,824
Total Common Stocks (Cost $92,715,622)		$107,195,110

	Shares	Value
PARTICIPATION NOTES - 0.9%

Saudi Arabia - 0.9%

Herfy Food Services Co., Issued by JP Morgan Structured Products, Maturity Date 1/07/19 (Consumer Services)^†	47,300	$999,587
Total Participation Notes (Cost $1,334,273)		$999,587

SHORT TERM INVESTMENTS - 4.9%

Northern Institutional Funds - Treasury Portfolio, 0.36% (Money Market Fund)	5,533,264	$5,533,264
Total Short Term Investments (Cost $5,533,264)		$5,533,264

Total Investments — 99.8%
(Cost $99,583,159)		$113,727,961

Other Assets Less Liabilities - 0.2%		258,080
Net Assets — 100.0%		$113,986,041

Summary of Abbreviations

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.2% of net assets as of January 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

Industry	Percentage of Net Assets

Banks	6.4%

Capital Goods	13.5

Commercial & Professional Services	7.6

Consumer Durables & Apparel	0.6

Consumer Services	4.0

Diversified Financials	2.8

Food & Staples Retailing	3.2

Food, Beverage & Tobacco	9.8

Health Care Equipment & Services	8.1

Household & Personal Products	0.6

Insurance	4.3

Materials	2.3

Media	3.3

Money Market Fund	4.9

Pharmaceuticals, Biotechnology & Life Sciences	5.0

Retailing	0.4

Semiconductors & Semiconductor Equipment	2.2

Software & Services	11.4

Technology Hardware & Equipment	8.0

Telecommunication Services	0.6

Utilities	0.8

Total Investments	99.8
Other Assets Less Liabilities	0.2
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 89.9%

Brazil - 2.7%

Ambev SA - ADR (Food, Beverage & Tobacco)	7,361,900	$39,680,641

BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (Diversified Financials)*	5,363,300	31,470,730

Cielo SA (Software & Services)	3,327,540	27,973,258

		99,124,629

Chile - 1.0%

Banco Santander Chile - ADR (Banks)	1,605,800	34,669,222

China - 16.8%

51job Inc. - ADR (Commercial & Professional Services)*	1,348,520	47,440,934

Baidu Inc. - Sponsored ADR (Software & Services)*	173,200	30,322,124

China Merchants Port Holdings Co., Ltd. (Transportation)†	14,787,488	39,593,907

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	813,500	46,369,500

CNOOC Ltd. - Sponsored ADR (Energy)	576,183	72,501,107

Ctrip.com International Ltd. - ADR (Retailing)*	1,194,600	51,618,666

ENN Energy Holdings Ltd. (Utilities)†	8,646,644	42,615,818

JD.com Inc. - ADR (Retailing)*	1,618,100	45,954,040

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	15,831,000	19,806,212

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	6,066,476	37,396,040

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	38,022,505	30,013,948

Tencent Holdings Ltd. (Software & Services)†	4,169,500	108,790,979

Weibo Corp. - Sponsored ADR (Software & Services)*	635,643	30,650,705

		603,073,980

Czech Republic - 1.2%

Komercni banka AS (Banks)†	1,248,600	44,158,766

Egypt - 0.5%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	4,348,243	17,325,522

	Shares	Value
COMMON STOCKS - 89.9% (continued)

Hong Kong - 6.6%

AIA Group Ltd. (Insurance)†	14,996,615	$92,893,644

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	3,292,069	40,040,625

Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	1,000,608	24,236,395

Sands China Ltd. (Consumer Services)†	17,881,738	78,984,424

		236,155,088

Hungary - 1.4%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,335,700	50,383,568

India - 8.3%

Ambuja Cements Ltd. (Materials)†	7,539,800	25,395,081

Axis Bank Ltd. (Banks)†	9,068,100	62,729,534

Bharti Airtel Ltd. (Telecommunication Services)†	4,447,700	22,808,862

Bharti Infratel Ltd. (Telecommunication Services)†	5,387,200	23,369,432

Dabur India Ltd. (Household & Personal Products)†	6,360,800	25,859,166

Housing Development Finance Corp., Ltd. (Banks)†	2,650,000	53,363,241

Maruti Suzuki India Ltd. (Automobiles & Components)†	666,600	58,404,617

Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,721,700	25,370,976

		297,300,909

Indonesia - 2.8%

Astra International Tbk PT (Automobiles & Components)†	78,032,700	46,405,248

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	63,594,100	55,731,270

		102,136,518

Italy - 1.5%

Tenaris SA - ADR (Energy)	1,587,400	55,622,496

Kenya - 0.8%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	5,227,365	11,296,516

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 89.9% (continued)

Kenya - 0.8% (continued)

Safaricom Ltd. (Telecommunication Services)†	90,056,327	$16,046,200

		27,342,716

Mexico - 4.8%

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	240,900	18,122,907

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	311,000	45,054,570

Grupo Financiero Banorte SAB de CV, Series O (Banks)	11,789,200	56,505,169

Grupo Televisa SAB - Sponsored ADR (Media)	2,401,800	53,800,320

		173,482,966

Peru - 1.1%

Credicorp Ltd. (Banks)	246,200	40,298,016

Philippines - 0.5%

Universal Robina Corp. (Food, Beverage & Tobacco)†	5,303,200	17,379,642

Poland - 1.5%

Bank Pekao SA (Banks)†	1,551,700	52,428,638

Russia - 5.1%

LUKOIL PJSC - Sponsored ADR (Energy)	1,571,900	88,348,639

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	8,150,600	95,462,990

		183,811,629

South Africa - 5.5%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,575,564	58,943,033

Discovery Ltd. (Insurance)†	3,844,200	32,862,542

Massmart Holdings Ltd. (Food & Staples Retailing)†	1,483,355	14,794,650

Naspers Ltd., Class N (Media)†	169,100	26,891,985

Sasol Ltd. (Materials)†	1,287,900	38,371,258

Standard Bank Group Ltd. (Banks)†	2,596,000	27,784,161

		199,647,629

South Korea - 10.4%

Amorepacific Corp. (Household & Personal Products)†	63,969	17,461,878

	Shares	Value
COMMON STOCKS - 89.9% (continued)

South Korea - 10.4% (continued)

Hankook Tire Co., Ltd. (Automobiles & Components)†	1,128,932	$55,012,597

Hanssem Co., Ltd. (Consumer Durables & Apparel)†	110,900	19,885,360

LG Household & Health Care Ltd. (Household & Personal Products)†	64,300	48,605,823

NAVER Corp. (Software & Services)†	82,700	53,980,979

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	211,600	180,178,160

		375,124,797

Taiwan - 9.2%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	5,418,289	45,969,307

Airtac International Group (Capital Goods)†	2,110,400	17,566,902

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	1,444,306	15,075,889

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	8,544,158	22,940,911

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	470,000	67,098,344

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	27,135,277	161,718,134

		330,369,487

Thailand - 1.6%

Siam Commercial Bank pcl, Reg S (Banks)†	13,101,470	56,186,367

Turkey - 1.2%

Arcelik AS (Consumer Durables & Apparel)†	2,816,400	17,082,957

Turkiye Garanti Bankasi AS (Banks)†	11,174,200	24,631,092

		41,714,049

Ukraine - 0.4%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	1,583,700	14,087,034

United Arab Emirates - 1.6%

DP World Ltd. (Transportation)†	1,452,400	27,428,070

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 89.9% (continued)

United Arab Emirates - 1.6% (continued)

Emaar Properties PJSC (Real Estate)†	14,287,051	$28,830,934

		56,259,004

United Kingdom - 2.5%

BGEO Group plc (Banks)†	894,109	33,351,224

Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	1,617,300	36,915,948

Nostrum Oil & Gas plc (Energy)*†	3,534,086	21,023,914

		91,291,086

United States - 0.9%

MercadoLibre Inc. (Software & Services)	169,700	31,460,683

Total Common Stocks (Cost $2,914,796,374)		$3,230,834,441

PREFERRED STOCKS - 6.2%

Brazil - 4.3%

Banco Bradesco SA - ADR (Banks)*	5,530,350	57,128,515

Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)	1,562,200	28,650,748

Itau Unibanco Holding SA - Sponsored ADR (Banks)	5,797,681	68,470,613

		154,249,876

Colombia - 1.0%

Bancolombia SA - Sponsored ADR (Banks)	982,500	37,197,450

South Korea - 0.9%

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)^†	47,563	32,178,632

Total Preferred Stocks (Cost $166,103,078)		$223,625,958

	Shares	Value
PARTICIPATION NOTES - 0.8%

Qatar - 0.8%

Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/9/19 (Banks)^†	654,260	$29,230,479
Total Participation Notes (Cost $28,228,881)		$29,230,479

SHORT TERM INVESTMENTS - 3.3%

Northern Institutional Funds - Treasury Portfolio, 0.36% (Money Market Fund)	119,345,677	119,345,677
Total Short Term Investments (Cost $119,345,677)		$119,345,677

Total Investments — 100.2%
(Cost $3,228,474,010)		$3,603,036,555

Liabilities Less Other Assets - (0.2)%		(8,198,198)
Net Assets — 100.0%		$3,594,838,357

Summary of Abbreviations

ADR	American Depositary Receipt.

CDI	Chess Depository Interest.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933.These securities, which represent 1.7% of net assets as of January 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	4.4%

Banks	23.6

Capital Goods	0.5

Commercial & Professional Services	1.3

Consumer Durables & Apparel	2.5

Consumer Services	2.2

Diversified Financials	1.5

Energy	6.6

Food & Staples Retailing	1.2

Food, Beverage & Tobacco	3.8

Household & Personal Products	2.6

Insurance	3.5

Materials	1.8

Media	2.2

Money Market Fund	3.3

Pharmaceuticals, Biotechnology & Life Sciences	4.6

Real Estate	0.8

Retailing	2.7

Semiconductors & Semiconductor Equipment	5.6

Software & Services	7.9

Technology Hardware & Equipment	9.7

Telecommunication Services	3.0

Transportation	3.7

Utilities	1.2
Total Investments	100.2

Liabilities Less Other Assets	(0.2)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 90.0%

Brazil - 2.8%

Ambev SA - ADR (Food, Beverage & Tobacco)	6,408,700	$34,542,893

BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (Diversified Financials)*	4,686,600	27,499,995

Cielo SA (Software & Services)	2,907,642	24,443,349

		86,486,237

Chile - 1.0%

Banco Santander Chile - ADR (Banks)	1,397,900	30,180,661

China - 16.8%

51job Inc. - ADR (Commercial & Professional Services)*	1,177,919	41,439,191

Baidu Inc. - Sponsored ADR (Software & Services)*	150,800	26,400,556

China Merchants Port Holdings Co., Ltd. (Transportation)†	12,922,541	34,600,460

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	708,200	40,367,400

CNOOC Ltd. - Sponsored ADR (Energy)	501,560	63,111,295

Ctrip.com International Ltd. - ADR (Retailing)*	1,039,900	44,934,079

ENN Energy Holdings Ltd. (Utilities)†	7,555,687	37,238,931

JD.com Inc. - ADR (Retailing)*	1,408,500	40,001,400

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	13,835,000	17,309,010

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	5,300,924	32,676,889

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	33,225,192	26,227,077

Tencent Holdings Ltd. (Software & Services)†	3,627,700	94,654,284

Weibo Corp. - Sponsored ADR (Software & Services)*	556,704	26,844,267

		525,804,839

Czech Republic - 1.2%

Komercni banka AS (Banks)†	1,069,100	37,810,457

Egypt - 0.5%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	3,857,355	15,369,585

	Shares	Value
COMMON STOCKS - 90.0% (continued)

Hong Kong - 6.6%

AIA Group Ltd. (Insurance)†	13,104,400	$81,172,682

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	2,876,723	34,988,874

Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	874,391	21,179,209

Sands China Ltd. (Consumer Services)†	15,625,744	69,019,599

		206,360,364

Hungary - 1.4%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,041,000	44,026,571

India - 8.3%

Ambuja Cements Ltd. (Materials)†	6,588,600	22,191,309

Axis Bank Ltd. (Banks)†	7,924,000	54,815,102

Bharti Airtel Ltd. (Telecommunication Services)†	3,882,600	19,910,895

Bharti Infratel Ltd. (Telecommunication Services)†	4,707,500	20,420,924

Dabur India Ltd. (Household & Personal Products)†	5,558,300	22,596,686

Housing Development Finance Corp., Ltd. (Banks)†	2,315,600	46,629,404

Maruti Suzuki India Ltd. (Automobiles & Components)†	582,500	51,036,138

Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,385,600	22,237,939

		259,838,397

Indonesia - 2.8%

Astra International Tbk PT (Automobiles & Components)†	68,187,000	40,550,112

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	55,570,438	48,699,660

		89,249,772

Italy - 1.5%

Tenaris SA - ADR (Energy)	1,381,800	48,418,272

Kenya - 0.8%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	4,567,750	9,871,066

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 90.0% (continued)

Kenya - 0.8% (continued)

Safaricom Ltd. (Telecommunication Services)†	78,693,701	$14,021,612

		23,892,678

Mexico - 4.8%

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	209,700	15,775,731

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	270,700	39,216,309

Grupo Financiero Banorte SAB de CV, Series O (Banks)	10,262,640	49,188,427

Grupo Televisa SAB - Sponsored ADR (Media)	2,090,800	46,833,920

		151,014,387

Peru - 1.1%

Credicorp Ltd. (Banks)	214,300	35,076,624

Philippines - 0.5%

Universal Robina Corp. (Food, Beverage & Tobacco)†	4,634,100	15,186,868

Poland - 1.4%

Bank Pekao SA (Banks)†	1,327,900	44,866,913

Russia - 5.1%

LUKOIL PJSC - Sponsored ADR (Energy)	1,368,393	76,910,528

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	7,094,500	83,093,537

		160,004,065

South Africa - 5.6%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,256,780	51,647,507

Discovery Ltd. (Insurance)†	3,359,100	28,715,615

Massmart Holdings Ltd. (Food & Staples Retailing)†	1,296,218	12,928,188

Naspers Ltd., Class N (Media)†	147,700	23,488,741

Sasol Ltd. (Materials)†	1,125,361	33,528,625

Standard Bank Group Ltd. (Banks)†	2,268,500	24,279,033

		174,587,709

South Korea - 10.4%

Amorepacific Corp. (Household & Personal Products)†	55,890	15,256,521

	Shares	Value
COMMON STOCKS - 90.0% (continued)

South Korea - 10.4% (continued)

Hankook Tire Co., Ltd. (Automobiles & Components)†	986,438	$48,068,897

Hanssem Co., Ltd. (Consumer Durables & Apparel)†	96,900	17,375,035

LG Household & Health Care Ltd. (Household & Personal Products)†	56,200	42,482,850

NAVER Corp. (Software & Services)†	71,900	46,931,468

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	183,950	156,634,085

		326,748,856

Taiwan - 9.2%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	4,734,439	40,167,455

Airtac International Group (Capital Goods)†	1,844,600	15,354,391

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	1,261,467	13,167,388

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	7,466,171	20,046,535

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	410,001	58,532,741

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	23,711,637	141,314,264

		288,582,774

Thailand - 1.6%

Siam Commercial Bank pcl, Reg S (Banks)†	11,448,400	49,097,086

Turkey - 1.2%

Arcelik AS (Consumer Durables & Apparel)†	2,461,000	14,927,268

Turkiye Garanti Bankasi AS (Banks)†	9,722,800	21,431,796

		36,359,064

Ukraine - 0.4%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	1,381,125	12,285,126

United Arab Emirates - 1.6%

DP World Ltd. (Transportation)†	1,269,100	23,966,513

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 90.0% (continued)

United Arab Emirates - 1.6% (continued)

Emaar Properties PJSC (Real Estate)†	12,405,646	$25,034,303

		49,000,816

United Kingdom - 2.5%

BGEO Group plc (Banks)†	778,554	29,040,898

Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	1,411,900	32,227,557

Nostrum Oil & Gas plc (Energy)*†	3,085,100	18,352,942

		79,621,397

United States - 0.9%

MercadoLibre Inc. (Software & Services)	147,700	27,382,103
Total Common Stocks (Cost $2,321,943,174)		$2,817,251,621

PREFERRED STOCKS - 6.3%

Brazil - 4.3%

Banco Bradesco SA - ADR (Banks)*	4,814,246	49,731,161

Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)	1,359,900	24,940,566

Itau Unibanco Holding SA - Sponsored ADR (Banks)	5,047,000	59,605,070

		134,276,797

Colombia - 1.1%

Bancolombia SA - Sponsored ADR (Banks)	855,300	32,381,658

South Korea - 0.9%

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)^†	41,611	28,151,820
Total Preferred Stocks (Cost $128,332,082)		$194,810,275

	Shares	Value
PARTICIPATION NOTES - 0.8%

Qatar - 0.8%
Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/9/19 (Banks)^†	571,651	$25,539,744
Total Participation Notes (Cost $24,630,789)		$25,539,744

SHORT TERM INVESTMENTS - 3.2%

Northern Institutional Funds - Treasury Portfolio, 0.36% (Money Market Fund)	100,667,652	100,667,652

Total Short Term Investments (Cost $100,667,652)		$100,667,652

Total Investments — 100.3%
(Cost $2,575,573,697)		$3,138,269,292

Liabilities Less Other Assets - (0.3)%		(8,059,777)
Net Assets — 100.0%		$3,130,209,515

Summary of Abbreviations

ADR	American Depositary Receipt.

CDI	Chess Depository Interest.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933.These securities, which represent 1.7% of net assets as of January 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2017 (unaudited) (continued)

Industry	Percentage of Net Assets

Automobiles & Components	4.5%

Banks	23.5

Capital Goods	0.5

Commercial & Professional Services	1.3

Consumer Durables & Apparel	2.5

Consumer Services	2.2

Diversified Financials	1.6

Energy	6.6

Food & Staples Retailing	1.2

Food, Beverage & Tobacco	3.8

Household & Personal Products	2.6

Insurance	3.5

Materials	1.8

Media	2.3

Money Market Fund	3.2

Pharmaceuticals, Biotechnology & Life Sciences	4.6

Real Estate	0.8

Retailing	2.7

Semiconductors & Semiconductor Equipment	5.6

Software & Services	7.9

Technology Hardware & Equipment	9.7

Telecommunication Services	3.0

Transportation	3.7

Utilities	1.2

Total Investments	100.3

Liabilities Less Other Assets	(0.3)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 92.3%

Argentina - 4.9%

Banco Macro SA - ADR (Banks)	122,192	$9,181,507

Globant SA (Software & Services)*	85,800	2,844,270

Grupo Clarin SA, Class B - GDR Reg S (Media)†	124,400	3,084,898

Grupo Financiero Galicia SA - ADR (Banks)	122,700	3,812,289

		18,922,964

Bangladesh - 8.3%

BRAC Bank Ltd. (Banks)†	1,363,500	1,161,228

GrameenPhone Ltd. (Telecommunication Services)†	1,921,600	7,288,631

Olympic Industries Ltd. (Food, Beverage & Tobacco)†	2,976,989	11,567,785

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,777,783	12,349,558

		32,367,202

Colombia - 6.6%

Cementos Argos SA - Sponsored ADR (Materials)#†	547,100	10,905,508

Cemex Latam Holdings SA (Materials)*	956,900	3,749,406

Ecopetrol SA - Sponsored ADR (Energy)*	898,800	8,448,720

Grupo Nutresa SA (Food, Beverage & Tobacco)	312,300	2,569,087

		25,672,721

Croatia - 0.7%

Ericsson Nikola Tesla dd (Technology Hardware & Equipment)†	13,950	2,541,471

Egypt - 3.9%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	2,470,200	9,842,482

Integrated Diagnostics Holdings plc (Health Care Equipment & Services)^†	531,000	1,362,984

Oriental Weavers (Consumer Durables & Apparel)	4,204,125	3,791,477

		14,996,943

Estonia - 1.3%

Olympic Entertainment Group AS (Consumer Services)†	1,371,200	2,664,126

	Shares	Value
COMMON STOCKS - 92.3% (continued)

Estonia - 1.3% (continued)

Tallink Grupp AS (Transportation)†	2,466,600	$2,542,546

		5,206,672

Kazakhstan - 2.5%

Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)*†	1,663,996	9,753,749

Kenya - 5.6%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	3,460,900	7,479,125

Safaricom Ltd. (Telecommunication Services)†	80,942,350	14,422,275

		21,901,400

Kuwait - 2.2%

Kuwait Projects Co. Holding KSCP (Diversified Financials)†	678,200	1,245,739

Mabanee Co. SAK (Real Estate)†	678,000	1,979,026

National Bank of Kuwait SAKP (Banks)†	2,210,900	5,294,326

		8,519,091

Lebanon - 0.3%

Bank Audi SAL - GDR, Reg S (Banks)	155,000	1,069,500

Morocco - 2.2%

Attijariwafa Bank (Banks)†	118,000	4,964,774

Maroc Telecom (Telecommunication Services)†	237,700	3,631,498

		8,596,272

Nigeria - 2.9%

Access Bank plc (Banks)†	22,973,400	496,642

Dangote Cement plc (Materials)†	3,493,700	1,897,209

Guaranty Trust Bank plc (Banks)†	44,934,400	3,484,951

Lafarge Africa plc (Materials)†	1,100,000	148,315

Nigerian Breweries plc (Food, Beverage & Tobacco)†	3,894,100	1,783,619

Zenith Bank plc (Banks)†	69,632,792	3,576,617

		11,387,353

Pakistan - 10.9%

Engro Corp., Ltd. (Materials)†	1,652,792	5,299,216

Lucky Cement Ltd. (Materials)†	711,900	5,651,749

Maple Leaf Cement Factory Ltd. (Materials)†	3,559,000	4,497,143

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 92.3% (continued)

Pakistan - 10.9% (continued)

MCB Bank Ltd. (Banks)†	3,796,100	$8,769,596

Oil & Gas Development Co., Ltd. (Energy)†	2,314,900	3,545,386

Pakistan Petroleum Ltd. (Energy)†	5,204,097	8,807,428

United Bank Ltd. (Banks)†	2,598,700	5,834,623

		42,405,141

Peru - 6.2%

Alicorp SAA (Food, Beverage & Tobacco)	4,572,700	10,498,617

Credicorp Ltd. (Banks)	71,216	11,656,635

Ferreycorp SAA (Capital Goods)	3,366,100	1,852,333

		24,007,585

Philippines - 11.6%

Bank of the Philippine Islands (Banks)†	4,845,092	8,724,304

BDO Unibank Inc. (Banks)†	1,998,368	4,523,159

International Container Terminal Services Inc. (Transportation)†	2,723,520	4,231,338

Jollibee Foods Corp. (Consumer Services)†	2,539,000	10,499,488

Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	4,570,900	7,257,497

Universal Robina Corp. (Food, Beverage & Tobacco)†	3,011,900	9,870,596

		45,106,382

Qatar - 0.5%

Qatar National Bank SAQ (Banks)†	43,900	1,961,327

Romania - 2.9%

Banca Transilvania SA (Banks)†	19,592,547	11,114,208

Senegal - 1.0%

Sonatel (Telecommunication Services)	94,200	3,739,947

Slovenia - 0.6%

Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	45,024	2,527,686

Sri Lanka - 1.5%

Commercial Bank of Ceylon plc (Banks)†	5,033,427	4,849,680

	Shares	Value
COMMON STOCKS - 92.3% (continued)

Sri Lanka - 1.5% (continued)

John Keells Holdings plc (Capital Goods)†	1,257,142	$1,170,059

		6,019,739

Tanzania - 1.2%

Tanzania Breweries Ltd. (Food, Beverage & Tobacco)	939,066	4,789,867

Thailand - 0.9%

Home Product Center pcl, Reg S (Retailing)†	6,507,594	1,838,982

Siam Commercial Bank pcl, Reg S (Banks)†	393,600	1,687,975

		3,526,957

Turkey - 0.4%

Turkiye Garanti Bankasi AS (Banks)†	674,500	1,486,788

Ukraine - 1.9%

Kernel Holding SA (Food, Beverage & Tobacco)†	273,600	5,456,367

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	211,539	1,881,642

		7,338,009

United Arab Emirates - 2.7%

Agthia Group PJSC (Food, Beverage & Tobacco)†	2,204,716	4,082,537

DP World Ltd. (Transportation)†	47,500	897,021

Emaar Properties PJSC (Real Estate)†	2,794,400	5,639,034

		10,618,592

United Kingdom - 1.8%

BGEO Group plc (Banks)†	32,500	1,212,285

Nostrum Oil & Gas plc (Energy)*†	950,200	5,652,642

		6,864,927

United States - 1.2%

PriceSmart Inc. (Food & Staples Retailing)	54,688	4,632,074

Vietnam - 5.6%

Hoa Phat Group JSC (Materials)†	7,205,535	13,500,818

Masan Group Corp. (Food, Beverage & Tobacco)†	2,062,350	3,763,439

PetroVietnam Drilling & Well Services JSC (Energy)*†	924,303	858,210

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 92.3% (continued)

Vietnam - 5.6% (continued)

Vietnam Dairy Products JSC (Food, Beverage & Tobacco)†	614,550	$3,508,949

		21,631,416
Total Common Stocks (Cost $329,318,449)		$358,705,983

PREFERRED STOCKS - 2.1%

Colombia - 2.1%

Bancolombia SA - Sponsored ADR (Banks)	218,368	8,267,412
Total Preferred Stocks (Cost $8,040,219)		$8,267,412

PARTICIPATION NOTES - 4.5%

Saudi Arabia - 4.5%

Al Rajhi Bank, Issued by JP Morgan Structured Products, Maturity Date 12/5/19 (Banks)^†	181,800	3,221,960

Herfy Food Services Co., Issued by JP Morgan Structured Products, Maturity Date 1/07/19 (Consumer Services)^†	142,800	3,017,779

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 1/22/18 (Retailing)^†	213,800	7,165,920

Saudi British Bank, Issued by JP Morgan Structured Products, Maturity Date 12/2/19 (Banks)^†	677,900	4,091,979

		17,497,638
Total Participation Notes (Cost $23,774,910)		$17,497,638

	Shares	Value
SHORT TERM INVESTMENTS - 1.1%

Northern Institutional Funds - Treasury Portfolio, 0.36% (Money Market Fund)	4,374,751	$4,374,751

Total Short Term Investments (Cost $4,374,751)		$4,374,751

Total Investments — 100.0%
(Cost $365,508,329)		$388,845,784

Other Assets Less Liabilities - 0.0%		32,471
Net Assets — 100.0%		$388,878,255

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.9% of net assets as of January 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

Industry	Percentage of Net Assets

Banks	33.4%

Capital Goods	0.8

Consumer Durables & Apparel	1.0

Consumer Services	4.2

Diversified Financials	0.3

Energy	7.0

Food & Staples Retailing	3.1

Food, Beverage & Tobacco	17.3

Health Care Equipment & Services	0.3

Materials	11.7

Media	0.8

Money Market Fund	1.1

Pharmaceuticals, Biotechnology & Life Sciences	3.8

Real Estate	2.0

Retailing	2.3

Software & Services	0.7

Technology Hardware & Equipment	0.7

Telecommunication Services	7.5

Transportation	2.0

Total Investments	100.0

Other Assets Less Liabilities	0.0
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 96.2%

Argentina - 0.8%

Banco Macro SA - ADR (Banks)	250	$18,785

Globant SA (Software & Services)*	290	9,613

Grupo Financiero Galicia SA - ADR (Banks)	310	9,632

		38,030

Australia - 0.2%

TPG Telecom Ltd. (Telecommunication Services)†	1,810	8,899

Brazil - 0.2%

CETIP SA - Mercados Organizados (Diversified Financials)	600	8,959

Canada - 1.5%

Alimentation Couche-Tard Inc. (Food & Staples Retailing)	800	38,701

Cenovus Energy Inc. (Energy)	1,500	20,473

Encana Corp. (Energy)	1,110	14,163

		73,337

China - 4.4%

51job Inc. - ADR (Commercial & Professional Services)*	560	19,701

ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	3,000	9,559

China Merchants Port Holdings Co., Ltd. (Transportation)†	2,000	5,355

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	400	22,800

Ctrip.com International Ltd. - ADR (Retailing)*	170	7,346

ENN Energy Holdings Ltd. (Utilities)†	2,000	9,857

Fuyao Glass Industry Group Co., Ltd., Class A (Automobiles & Components)†	9,500	25,984

Haitian International Holdings Ltd. (Capital Goods)†	4,000	8,130

JD.com Inc. - ADR (Retailing)*	270	7,668

Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	4,200	29,182

Kweichow Moutai Co., Ltd., Class A (Food, Beverage & Tobacco)†	641	32,306

	Shares	Value
COMMON STOCKS - 96.2% (continued)

China - 4.4% (continued)

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	1,000	$6,164

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	12,000	9,473

Tencent Holdings Ltd. (Software & Services)†	300	7,828

Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)†	6,000	6,820

Weibo Corp. - Sponsored ADR (Software & Services)*	160	7,715

		215,888

Colombia - 0.5%

Cementos Argos SA - Sponsored ADR (Materials)#†	370	7,375

Ecopetrol SA - Sponsored ADR (Energy)*	800	7,520

Grupo Nutresa SA (Food, Beverage & Tobacco)	1,370	11,270

		26,165

Denmark - 0.4%

Coloplast A/S, Class B (Health Care Equipment & Services)†	150	10,747

Novozymes A/S, Class B (Materials)†	290	11,316

		22,063

Egypt - 0.8%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	10,240	40,801

France - 0.6%

Air Liquide SA (Materials)†	190	20,557

Dassault Systemes SE (Software & Services)†	130	10,075

		30,632

Germany - 2.9%

adidas AG (Consumer Durables & Apparel)†	60	9,426

Allianz SE, Reg S (Insurance)†	60	10,156

Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	100	11,052

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.2% (continued)

Germany - 2.9% (continued)

Bayerische Motoren Werke AG (Automobiles & Components)†	350	$31,702

Fresenius SE & Co. KGaA (Health Care Equipment & Services)†	130	10,256

Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)†	260	21,199

Henkel AG & Co. KGaA (Household & Personal Products)†	90	9,503

Linde AG (Materials)†	110	17,869

SAP SE - Sponsored ADR (Software & Services)	110	10,066

Symrise AG (Materials)†	160	9,610

		140,839

Hong Kong - 0.8%

AIA Group Ltd. (Insurance)†	1,600	9,911

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	1,000	12,163

Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	400	9,688

Sands China Ltd. (Consumer Services)†	2,000	8,834

		40,596

Hungary - 0.4%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)†	930	20,061

India - 2.5%

Axis Bank Ltd. (Banks)†	1,040	7,194

Bharti Airtel Ltd. (Telecommunication Services)†	1,510	7,744

Bharti Infratel Ltd. (Telecommunication Services)†	4,020	17,439

Emami Ltd. (Household & Personal Products)†	700	10,634

Godrej Consumer Products Ltd. (Household & Personal Products)†	340	7,900

Housing Development Finance Corp., Ltd. (Banks)†	390	7,853

ICICI Bank Ltd. - Sponsored ADR (Banks)	940	7,285

	Shares	Value
COMMON STOCKS - 96.2% (continued)

India - 2.5% (continued)

Infosys Ltd. - Sponsored ADR (Software & Services)	480	$6,610

ITC Ltd. (Food, Beverage & Tobacco)†	2,090	7,924

Marico Ltd. (Household & Personal Products)†	1,930	7,303

Maruti Suzuki India Ltd. (Automobiles & Components)†	90	7,885

Max Financial Services Ltd. (Insurance)†	1,630	13,686

Pidilite Industries Ltd. (Materials)†	1,120	11,080

		120,537

Indonesia - 1.1%

Bank Central Asia Tbk PT (Banks)†	34,500	39,710

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	8,500	7,449

Kalbe Farma Tbk PT (Pharmaceuticals, Biotechnology & Life Sciences)†	62,500	6,835

		53,994

Israel - 0.9%

Check Point Software Technologies Ltd. (Software & Services)*	450	44,447

Italy - 0.8%

Tenaris SA - ADR (Energy)	1,110	38,894

Japan - 10.2%

ABC-Mart Inc. (Retailing)†	200	11,606

Dentsu Inc. (Media)†	500	23,027

Hakuhodo DY Holdings Inc. (Media)†	3,100	38,050

JGC Corp. (Capital Goods)†	1,300	22,502

Kakaku.com Inc. (Software & Services)†	600	10,849

Kao Corp. (Household & Personal Products)†	600	29,708

Keyence Corp. (Technology Hardware & Equipment)†	120	46,542

Komatsu Ltd. (Capital Goods)†	1,600	38,004

Kubota Corp. (Capital Goods)†	1,600	25,421

Lawson Inc. (Food & Staples Retailing)†	300	21,875

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.2% (continued)

Japan - 10.2% (continued)

M3 Inc. (Health Care Equipment & Services)†	400	$10,719

Makita Corp. (Capital Goods)†	600	41,644

Mitsubishi Estate Co., Ltd. (Real Estate)†	500	9,532

NGK Insulators Ltd. (Capital Goods)†	700	13,714

Nidec Corp. (Capital Goods)†	400	37,469

Nomura Research Institute Ltd. (Software & Services)†	330	11,253

Park24 Co., Ltd. (Commercial & Professional Services)†	400	11,020

Pigeon Corp. (Household & Personal Products)†	400	10,814

Rinnai Corp. (Consumer Durables & Apparel)†	120	10,181

Stanley Electric Co., Ltd. (Automobiles & Components)†	500	14,058

Start Today Co., Ltd. (Retailing)†	600	11,282

Suruga Bank Ltd. (Banks)†	1,600	36,436

Sysmex Corp. (Health Care Equipment & Services)†	200	12,135

		497,841

Mexico - 0.9%

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	110	6,822

El Puerto de Liverpool SAB de CV, Series C1 (Retailing)	1,100	6,941

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	90	6,771

Grupo Financiero Banorte SAB de CV, Series O (Banks)	1,400	6,710

Grupo Televisa SAB - Sponsored ADR (Media)	350	7,840

Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	3,700	6,547

		41,631

Netherlands - 0.2%

ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	90	10,926

Peru - 0.6%

Alicorp SAA (Food, Beverage & Tobacco)	9,290	21,329

	Shares	Value
COMMON STOCKS - 96.2% (continued)

Peru - 0.6% (continued)

Credicorp Ltd. (Banks)	50	$8,184

		29,513

Philippines - 1.7%

Bank of the Philippine Islands (Banks)†	21,510	38,732

Jollibee Foods Corp. (Consumer Services)†	1,710	7,071

Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	10,510	16,687

Security Bank Corp. (Banks)†	3,360	14,402

Universal Robina Corp. (Food, Beverage & Tobacco)†	2,230	7,308

		84,200

Russia - 1.0%

LUKOIL PJSC - Sponsored ADR (Energy)	130	7,307

Magnit PJSC - Sponsored GDR, Reg S (Food & Staples Retailing)†	300	11,018

Moscow Exchange MICEX-RTS PJSC (Diversified Financials)†	3,590	8,016

Novatek PJSC - Sponsored GDR, Reg S (Energy)†	50	6,355

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	620	7,262

Yandex NV, Class A (Software & Services)*	350	8,099

		48,057

Singapore - 1.6%

DBS Group Holdings Ltd. (Banks)†	3,000	40,263

Oversea-Chinese Banking Corp. Ltd. (Banks)†	6,000	40,005

		80,268

South Africa - 1.1%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	360	8,239

Discovery Ltd. (Insurance)†	850	7,266

Massmart Holdings Ltd. (Food & Staples Retailing)†	760	7,580

MTN Group Ltd. (Telecommunication Services)†	800	7,468

Naspers Ltd., Class N (Media)†	50	7,952

Sasol Ltd. (Materials)†	250	7,448

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.2% (continued)

South Africa - 1.1% (continued)

Standard Bank Group Ltd. (Banks)†	640	$6,850

		52,803

South Korea - 0.4%

Coway Co., Ltd. (Consumer Durables & Apparel)†	90	6,782

Hankook Tire Co., Ltd. (Automobiles & Components)†	150	7,309

NAVER Corp. (Software & Services)†	10	6,527

		20,618

Spain - 1.4%

Amadeus IT Group SA (Software & Services)†	210	9,708

Banco Bilbao Vizcaya Argentaria SA (Banks)†	1,410	9,604

Banco Santander SA (Banks)†	1,840	10,270

Bankinter SA (Banks)†	4,810	38,700

		68,282

Sweden - 1.1%

Alfa Laval AB (Capital Goods)†	600	11,215

Hexagon AB, Class B (Technology Hardware & Equipment)†	270	10,726

Intrum Justitia AB (Commercial & Professional Services)†	290	9,771

Skandinaviska Enskilda Banken AB, Class A (Banks)†	900	10,129

Svenska Handelsbanken AB, Class A (Banks)†	670	10,027

		51,868

Switzerland - 3.5%

Cie Financiere Richemont SA, Reg S (Consumer Durables & Apparel)†	140	10,870

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	60	11,005

Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	540	39,539

Novartis AG - Sponsored ADR (Pharmaceuticals, Biotechnology & Life Sciences)	540	39,917

	Shares	Value
COMMON STOCKS - 96.2% (continued)

Switzerland - 3.5% (continued)

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	170	$40,063

SGS SA, Reg S (Commercial & Professional Services)†	10	21,194

Temenos Group AG, Reg S (Software & Services)*†	140	10,172

		172,760

Taiwan - 1.3%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	1,000	8,484

Airtac International Group (Capital Goods)†	1,000	8,324

Delta Electronics Inc. (Technology Hardware & Equipment)†	1,000	5,584

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	700	7,307

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	60	8,566

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	4,000	23,839

		62,104

Thailand - 0.2%

Siam Commercial Bank pcl, Reg S (Banks)†	1,800	7,719

Turkey - 0.3%

BIM Birlesik Magazalar AS (Food & Staples Retailing)†	510	7,278

Turkiye Garanti Bankasi AS - ADR (Banks)	3,380	7,571

		14,849

United Arab Emirates - 1.1%

Agthia Group PJSC (Food, Beverage & Tobacco)†	10,180	18,851

DP World Ltd. (Transportation)†	720	13,597

Emaar Properties PJSC (Real Estate)†	9,900	19,978

		52,426

United Kingdom - 4.1%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	970	10,009

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)   (continued)

	Shares	Value
COMMON STOCKS - 96.2% (continued)

United Kingdom - 4.1% (continued)

Aberdeen Asset Management plc (Diversified Financials)†	2,950	$9,770

BBA Aviation plc (Transportation)†	2,830	9,980

Burberry Group plc (Consumer Durables & Apparel)†	520	10,748

Halma plc (Technology Hardware & Equipment)†	820	9,579

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	440	10,095

HSBC Holdings plc - Sponsored ADR (Banks)	920	39,192

Jardine Lloyd Thompson Group plc (Insurance)†	780	10,117

Nostrum Oil & Gas plc (Energy)*†	1,640	9,756

Rathbone Brothers plc (Diversified Financials)†	780	20,415

Reckitt Benckiser Group plc (Household & Personal Products)†	110	9,447

Rotork plc (Capital Goods)†	3,050	9,852

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	170	9,522

St James’s Place plc (Insurance)†	750	10,148

Unilever plc (Household & Personal Products)†	240	9,769

WPP plc (Media)†	430	9,994

		198,393

United States - 46.7%

Accenture plc, Class A (Software & Services)	380	43,271

Adobe Systems Inc. (Software & Services)*	90	10,204

Air Products & Chemicals Inc. (Materials)	320	44,723

Allegion plc (Capital Goods)	450	29,552

Alphabet Inc., Class A (Software & Services)*	60	49,211

Amazon.com Inc. (Retailing)*	45	37,057

AmerisourceBergen Corp. (Health Care Equipment & Services)	610	53,241

Amphenol Corp., Class A (Technology Hardware & Equipment)	700	47,243

	Shares	Value
COMMON STOCKS - 96.2% (continued)

United States - 46.7% (continued)

Apple Inc. (Technology Hardware & Equipment)	420	$50,967

Automatic Data Processing Inc. (Software & Services)	490	49,485

BorgWarner Inc. (Automobiles & Components)	240	9,799

Bristol-Myers Squibb Co. (Pharmaceuticals, Biotechnology & Life Sciences)	780	38,345

Bunge Ltd. (Food, Beverage & Tobacco)	570	39,450

Cerner Corp. (Health Care Equipment & Services)*	610	32,763

Church & Dwight Co., Inc. (Household & Personal Products)	1,080	48,838

Cisco Systems Inc. (Technology Hardware & Equipment)	1,560	47,923

Cognizant Technology Solutions Corp., Class A (Software & Services)*	170	8,940

Deere & Co. (Capital Goods)	480	51,384

DENTSPLY SIRONA Inc. (Health Care Equipment & Services)	800	45,360

eBay Inc. (Software & Services)*	1,070	34,058

Ecolab Inc. (Materials)	400	48,052

EPAM Systems Inc. (Software & Services)*	150	9,654

Equifax Inc. (Commercial & Professional Services)	80	9,382

Estee Lauder Cos., Inc., Class A (Household & Personal Products)	610	49,538

F5 Networks Inc. (Technology Hardware & Equipment)*	180	24,125

Facebook Inc., Class A (Software & Services)*	270	35,186

Fiserv Inc. (Software & Services)*	450	48,343

Guidewire Software Inc. (Software & Services)*	180	9,419

Helmerich & Payne Inc. (Energy)	420	29,887

Henry Schein Inc. (Health Care Equipment & Services)*	310	49,557

International Business Machines Corp. (Software & Services)	290	50,611

International Flavors & Fragrances Inc. (Materials)	230	26,958

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.2% (continued)

United States - 46.7% (continued)

IPG Photonics Corp. (Technology Hardware & Equipment)*	100	$11,499

JPMorgan Chase & Co. (Banks)	570	48,239

Lazard Ltd., Class A (Diversified Financials)	1,160	49,277

Lululemon Athletica Inc. (Consumer Durables & Apparel)*	290	19,578

Mastercard Inc., Class A (Software & Services)	290	30,836

McDonald’s Corp. (Consumer Services)	390	47,802

Mead Johnson Nutrition Co. (Food, Beverage & Tobacco)	660	46,504

Mettler-Toledo International Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	30	12,799

Microsoft Corp. (Software & Services)	670	43,315

Monsanto Co. (Materials)	440	47,656

PayPal Holdings Inc. (Software & Services)*	240	9,547

Praxair Inc. (Materials)	390	46,192

Priceline Group Inc. (Retailing)*	7	11,026

Procter & Gamble Co. (Household & Personal Products)	560	49,056

Prudential Financial Inc. (Insurance)	460	48,351

Red Hat Inc. (Software & Services)*	120	9,106

Regeneron Pharmaceuticals Inc (Pharmaceuticals, Biotechnology & Life Sciences)*	40	14,372

Reinsurance Group of America Inc. (Insurance)	380	47,679

Roper Technologies Inc. (Capital Goods)	260	49,881

salesforce.com Inc. (Software & Services)*	130	10,283

Schlumberger Ltd. (Energy)	280	23,439

Sensata Technologies Holding NV (Capital Goods)*	240	10,068

Signature Bank (Banks)*	320	50,406

T Rowe Price Group Inc. (Diversified Financials)	630	42,487

	Shares	Value
COMMON STOCKS - 96.2% (continued)

United States - 46.7% (continued)

Texas Instruments Inc. (Semiconductors & Semiconductor Equipment)	390	$29,461

Tiffany & Co. (Retailing)	260	20,467

Tractor Supply Co. (Retailing)	630	46,412

Verisk Analytics Inc. (Commercial & Professional Services)*	580	47,931

Visa Inc., Class A (Software & Services)	260	21,505

WABCO Holdings Inc. (Capital Goods)*	140	15,264

Walgreens Boots Alliance Inc. (Food & Staples Retailing)	550	45,067

Walt Disney Co. (Media)	460	50,899

Waters Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	200	28,330

Workday Inc., Class A (Software & Services)*	140	11,633

Zoetis Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	380	20,877

		2,279,770

Total Common Stocks (Cost $4,580,934)		$4,698,170

PREFERRED STOCKS - 1.3%

Brazil - 0.4%

Banco Bradesco SA - ADR (Banks)*	870	8,987

Itau Unibanco Holding SA - Sponsored ADR (Banks)	730	8,621

		17,608

Germany - 0.2%

FUCHS PETROLUB SE (Materials)†	240	10,965

South Korea - 0.5%

Amorepacific Corp. (Household & Personal Products)†	50	7,753

LG Household & Health Care Ltd. (Household & Personal Products)†	20	9,106

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
PREFERRED STOCKS - 1.3% (continued)

South Korea - 0.5% (continued)

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)^†	10	$6,765

		23,624

Spain - 0.2%

Grifols SA - ADR (Pharmaceuticals, Biotechnology & Life Sciences)	660	11,220
Total Preferred Stocks (Cost $55,877)		$63,417

SHORT TERM INVESTMENTS - 1.1%

Northern Institutional Funds - Treasury Portfolio, 0.36% (Money Market Fund)	51,975	51,975

Total Short Term Investments (Cost $51,975)		$51,975
Total Investments — 98.6%
(Cost $4,688,786)		$4,813,562

Other Assets Less Liabilities - 1.4%		68,508
Net Assets — 100.0%		$4,882,070

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of January 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	2.0%

Banks	12.0

Capital Goods	7.6

Commercial & Professional Services	2.4

Consumer Durables & Apparel	1.9

Consumer Services	1.3

Diversified Financials	3.0

Energy	3.2

Food & Staples Retailing	3.2

Food, Beverage & Tobacco	5.0

Health Care Equipment & Services	4.6

Household & Personal Products	5.3

Insurance	3.2

Materials	6.4

Media	2.8

Money Market Fund	1.1

Pharmaceuticals, Biotechnology & Life Sciences	7.2

Real Estate	0.6

Retailing	3.3

Semiconductors & Semiconductor Equipment	1.6

Software & Services	13.1

Technology Hardware & Equipment	5.7

Telecommunication Services	1.3

Transportation	0.6

Utilities	0.2

Total Investments	98.6
Other Assets Less Liabilities	1.4
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 92.6%

Argentina - 0.8%

Banco Macro SA - ADR (Banks)	350	$26,299

Globant SA (Software & Services)*	500	16,575

Grupo Financiero Galicia SA - ADR (Banks)	640	19,885

		62,759

Australia - 0.7%

TPG Telecom Ltd. (Telecommunication Services)†	12,320	60,573

Brazil - 0.3%

CETIP SA - Mercados Organizados (Diversified Financials)	1,600	23,890

Canada - 2.1%

Alimentation Couche-Tard Inc. (Food & Staples Retailing)	1,600	77,403

Cenovus Energy Inc. (Energy)	2,900	39,580

Encana Corp. (Energy)	4,080	52,061

		169,044

China - 5.4%

51job Inc. - ADR (Commercial & Professional Services)*	670	23,571

ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	22,600	72,011

China Merchants Port Holdings Co., Ltd. (Transportation)†	9,000	24,098

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	910	51,870

Ctrip.com International Ltd. - ADR (Retailing)*	400	17,284

ENN Energy Holdings Ltd. (Utilities)†	3,100	15,279

Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	5,600	16,545

Haitian International Holdings Ltd. (Capital Goods)†	12,400	25,203

JD.com Inc. - ADR (Retailing)*	830	23,572

Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	2,900	20,299

Kweichow Moutai Co., Ltd., Class A (Food, Beverage & Tobacco)†	400	20,160

	Shares	Value
COMMON STOCKS - 92.6% (continued)

China - 5.4% (continued)

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	2,770	$17,075

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	80,000	63,150

Tencent Holdings Ltd. (Software & Services)†	1,000	26,092

Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)†	11,150	12,674

Weibo Corp. - Sponsored ADR (Software & Services)*	360	17,359

		446,242

Colombia - 0.9%

Cementos Argos SA - Sponsored ADR (Materials)#†	1,390	27,707

Ecopetrol SA - Sponsored ADR (Energy)*	2,280	21,432

Grupo Nutresa SA (Food, Beverage & Tobacco)	2,920	24,021

		73,160

Denmark - 1.4%

Coloplast A/S, Class B (Health Care Equipment & Services)†	560	40,123

Novozymes A/S, Class B (Materials)†	1,970	76,867

		116,990

Egypt - 0.2%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	4,490	17,890

France - 1.7%

Air Liquide SA (Materials)†	590	63,836

Dassault Systemes SE (Software & Services)†	950	73,623

		137,459

Germany - 9.1%

adidas AG (Consumer Durables & Apparel)†	480	75,408

Allianz SE, Reg S (Insurance)†	390	66,010

Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	790	87,306

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 92.6% (continued)

Germany - 9.1% (continued)

Bayerische Motoren Werke AG (Automobiles & Components)†	860	$77,897

Fresenius SE & Co. KGaA (Health Care Equipment & Services)†	1,050	82,839

Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)†	500	40,767

Henkel AG & Co. KGaA (Household & Personal Products)†	770	81,305

Linde AG (Materials)†	510	82,847

SAP SE - Sponsored ADR (Software & Services)	950	86,934

Symrise AG (Materials)†	1,030	61,867

		743,180

Hong Kong - 2.6%

AIA Group Ltd. (Insurance)†	11,600	71,854

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	5,000	60,813

Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	1,700	41,177

Sands China Ltd. (Consumer Services)†	9,200	40,637

		214,481

Hungary - 0.5%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,980	42,711

India - 2.9%

Axis Bank Ltd. (Banks)†	2,460	17,017

Bharti Airtel Ltd. (Telecommunication Services)†	3,300	16,923

Bharti Infratel Ltd. (Telecommunication Services)†	2,620	11,365

Emami Ltd. (Household & Personal Products)†	1,010	15,343

Godrej Consumer Products Ltd. (Household & Personal Products)†	990	23,003

Housing Development Finance Corp., Ltd. (Banks)†	850	17,117

ICICI Bank Ltd. - Sponsored ADR (Banks)	2,590	20,073

	Shares	Value
COMMON STOCKS - 92.6% (continued)

India - 2.9% (continued)

Infosys Ltd. - Sponsored ADR (Software & Services)	1,260	$17,350

ITC Ltd. (Food, Beverage & Tobacco)†	6,040	22,899

Marico Ltd. (Household & Personal Products)†	5,120	19,374

Maruti Suzuki India Ltd. (Automobiles & Components)†	280	24,532

Max Financial Services Ltd. (Insurance)†	2,340	19,648

Pidilite Industries Ltd. (Materials)†	1,690	16,719

		241,363

Indonesia - 0.7%

Bank Central Asia Tbk PT (Banks)†	21,000	24,171

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	20,000	17,527

Kalbe Farma Tbk PT (Pharmaceuticals, Biotechnology & Life Sciences)†	162,000	17,717

		59,415

Israel - 1.2%

Check Point Software Technologies Ltd. (Software & Services)*	980	96,795

Italy - 1.1%

Tenaris SA - ADR (Energy)	2,510	87,950

Japan - 19.1%

ABC-Mart Inc. (Retailing)†	1,340	77,758

Dentsu Inc. (Media)†	1,420	65,397

Hakuhodo DY Holdings Inc. (Media)†	6,390	78,431

JGC Corp. (Capital Goods)†	3,000	51,928

Kakaku.com Inc. (Software & Services)†	2,300	41,589

Kao Corp. (Household & Personal Products)†	1,700	84,173

Keyence Corp. (Technology Hardware & Equipment)†	200	77,570

Komatsu Ltd. (Capital Goods)†	3,300	78,384

Kubota Corp. (Capital Goods)†	5,400	85,796

Lawson Inc. (Food & Staples Retailing)†	880	64,167

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 92.6% (continued)

Japan - 19.1% (continued)

M3 Inc. (Health Care Equipment & Services)†	1,400	$37,516

Makita Corp. (Capital Goods)†	1,000	69,406

Mitsubishi Estate Co., Ltd. (Real Estate)†	4,000	76,259

MonotaRO Co., Ltd. (Capital Goods)†	1,400	36,684

NGK Insulators Ltd. (Capital Goods)†	3,450	67,591

Nidec Corp. (Capital Goods)†	820	76,812

Nomura Research Institute Ltd. (Software & Services)†	2,202	75,085

Park24 Co., Ltd. (Commercial & Professional Services)†	1,700	46,836

Pigeon Corp. (Household & Personal Products)†	1,600	43,257

Rinnai Corp. (Consumer Durables & Apparel)†	810	68,718

Stanley Electric Co., Ltd. (Automobiles & Components)†	3,000	84,348

Start Today Co., Ltd. (Retailing)†	3,400	63,932

Suruga Bank Ltd. (Banks)†	3,370	76,742

Sysmex Corp. (Health Care Equipment & Services)†	700	42,473

		1,570,852

Mexico - 1.7%

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	530	32,871

El Puerto de Liverpool SAB de CV, Series C1 (Retailing)	3,000	18,929

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	240	18,055

Grupo Financiero Banorte SAB de CV, Series O (Banks)	4,900	23,485

Grupo Televisa SAB - Sponsored ADR (Media)	990	22,176

Wal-Mart de Mexico SAB de CV

(Food & Staples Retailing)	12,500	22,119

		137,635

Netherlands - 1.2%

ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	790	95,906

	Shares	Value
COMMON STOCKS - 92.6% (continued)

Peru - 0.9%

Alicorp SAA (Food, Beverage & Tobacco)	20,970	$48,146

Credicorp Ltd. (Banks)	180	29,462

		77,608

Philippines - 1.4%

Bank of the Philippine Islands (Banks)†	8,800	15,846

Jollibee Foods Corp. (Consumer Services)†	11,940	49,375

Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	12,380	19,656

Security Bank Corp. (Banks)†	3,910	16,759

Universal Robina Corp. (Food, Beverage & Tobacco)†	4,090	13,404

		115,040

Russia - 2.2%

LUKOIL PJSC - Sponsored ADR (Energy)	530	29,789

Magnit PJSC - Sponsored GDR, Reg S (Food & Staples Retailing)†	410	15,059

Moscow Exchange MICEX-RTS PJSC (Diversified Financials)†	14,560	32,510

Novatek PJSC - Sponsored GDR, Reg S (Energy)†	220	27,962

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	3,180	37,245

Yandex NV, Class A (Software & Services)*	1,760	40,726

		183,291

Singapore - 2.0%

DBS Group Holdings Ltd. (Banks)†	6,250	83,882

Oversea-Chinese Banking Corp. Ltd. (Banks)†	12,200	81,343

		165,225

South Africa - 1.7%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	820	18,766

Discovery Ltd. (Insurance)†	1,990	17,012

Massmart Holdings Ltd. (Food & Staples Retailing)†	2,670	26,630

MTN Group Ltd. (Telecommunication Services)†	1,790	16,710

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 92.6% (continued)

South Africa - 1.7% (continued)

Naspers Ltd., Class N (Media)†	115	$18,288

Sasol Ltd. (Materials)†	780	23,239

Standard Bank Group Ltd. (Banks)†	2,140	22,904

		143,549

South Korea - 0.7%

Coway Co., Ltd. (Consumer Durables & Apparel)†	230	17,331

Hankook Tire Co., Ltd. (Automobiles & Components)†	490	23,878

NAVER Corp. (Software & Services)†	28	18,276

		59,485

Spain - 3.0%

Amadeus IT Group SA (Software & Services)†	1,590	73,504

Banco Bilbao Vizcaya Argentaria SA (Banks)†	6,033	41,092

Banco Santander SA (Banks)†	8,420	46,997

Bankinter SA (Banks)†	10,520	84,641

		246,234

Sweden - 4.6%

Alfa Laval AB (Capital Goods)†	3,970	74,206

Hexagon AB, Class B (Technology Hardware & Equipment)†	1,580	62,766

Intrum Justitia AB (Commercial & Professional Services)†	2,230	75,139

Skandinaviska Enskilda Banken AB, Class A (Banks)†	7,050	79,343

Svenska Handelsbanken AB, Class A (Banks)†	5,550	83,060

		374,514

Switzerland - 6.5%

Cie Financiere Richemont SA, Reg S (Consumer Durables & Apparel)†	1,180	91,617

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	460	84,375

Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	1,010	73,952

Novartis AG - Sponsored ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,060	78,355

	Shares	Value
COMMON STOCKS - 92.6% (continued)

Switzerland - 6.5% (continued)

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	310	$73,057

SGS SA, Reg S (Commercial & Professional Services)†	37	78,418

Temenos Group AG, Reg S (Software & Services)*†	710	51,584

		531,358

Taiwan - 2.2%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	2,000	16,968

Airtac International Group (Capital Goods)†	2,400	19,978

Delta Electronics Inc. (Technology Hardware & Equipment)†	3,000	16,753

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	2,000	20,876

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	230	32,835

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	12,000	71,516

		178,926

Thailand - 0.2%

Siam Commercial Bank pcl, Reg S (Banks)†	4,400	18,870

Turkey - 0.9%

Anadolu Hayat Emeklilik AS (Insurance)†	20,883	29,927

BIM Birlesik Magazalar AS (Food & Staples Retailing)†	1,590	22,690

Turkiye Garanti Bankasi AS - ADR (Banks)	11,240	25,178

		77,795

United Arab Emirates - 0.8%

Agthia Group PJSC (Food, Beverage & Tobacco)†	10,250	18,980

DP World Ltd. (Transportation)†	820	15,486

Emaar Properties PJSC (Real Estate)†	13,704	27,654

		62,120

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 92.6% (continued)

United Kingdom - 11.9%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	4,030	$41,582

Aberdeen Asset Management plc (Diversified Financials)†	15,010	49,708

BBA Aviation plc (Transportation)†	14,240	50,220

BGEO Group plc (Banks)†	1,330	49,610

Burberry Group plc (Consumer Durables & Apparel)†	4,000	82,675

Halma plc (Technology Hardware & Equipment)†	5,720	66,818

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	2,270	52,081

HSBC Holdings plc - Sponsored ADR (Banks)	1,870	79,662

Jardine Lloyd Thompson Group plc (Insurance)†	2,760	35,797

Nostrum Oil & Gas plc (Energy)*†	3,570	21,238

Rathbone Brothers plc (Diversified Financials)†	1,090	28,529

Reckitt Benckiser Group plc (Household & Personal Products)†	960	82,444

Rotork plc (Capital Goods)†	14,391	46,488

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,380	77,297

St James’s Place plc (Insurance)†	5,020	67,926

Unilever plc (Household & Personal Products)†	1,750	71,235

WPP plc (Media)†	3,050	70,887

		974,197
Total Common Stocks (Cost $7,092,757)		$7,606,507

PREFERRED STOCKS - 3.8%

Brazil - 0.8%

Banco Bradesco SA - ADR (Banks)*	3,618	37,374

Itau Unibanco Holding SA - Sponsored ADR (Banks)	2,710	32,005

		69,379

	Shares	Value
PREFERRED STOCKS - 3.8% (continued)

Germany - 1.1%

FUCHS PETROLUB SE (Materials)†	1,930	$88,176

South Korea - 1.0%

Amorepacific Corp. (Household & Personal Products)†	150	23,259

LG Household & Health Care Ltd. (Household & Personal Products)†	34	15,480

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)^†	58	39,240

		77,979

Spain - 0.9%

Grifols SA - ADR (Pharmaceuticals, Biotechnology & Life Sciences)	4,500	76,500
Total Preferred Stocks (Cost $273,912)		$312,034

SHORT TERM INVESTMENTS - 6.5%

Northern Institutional Funds - Treasury Portfolio, 0.36% (Money Market Fund)	535,002	535,002
Total Short Term Investments (Cost $535,002)		$535,002

Total Investments — 102.9%
(Cost $7,901,671)		$8,453,543

Liabilities Less Other Assets - (2.9)%		(242,148)

Net Assets — 100.0%		$8,211,395

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

^	Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933.These securities, which represent 0.7% of net assets as of January 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	2.8%

Banks	13.7

Capital Goods	7.7

Commercial & Professional Services	2.7

Consumer Durables & Apparel	5.4

Consumer Services	1.1

Diversified Financials	2.1

Energy	3.4

Food & Staples Retailing	3.0

Food, Beverage & Tobacco	3.5

Health Care Equipment & Services	2.5

Household & Personal Products	5.6

Insurance	3.7

Materials	5.4

Media	3.1

Money Market Fund	6.5

Pharmaceuticals, Biotechnology & Life Sciences	9.4

Real Estate	1.3

Retailing	2.5

Semiconductors & Semiconductor Equipment	2.8

Software & Services	7.7

Technology Hardware & Equipment	3.8

Telecommunication Services	1.9

Transportation	1.1

Utilities	0.2

Total Investments	102.9
Liabilities Less Other Assets	(2.9)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)

	Shares	Value
COMMON STOCKS - 90.7%

Argentina - 1.8%

Banco Macro SA - ADR (Banks)	510	$38,321

Grupo Clarin SA, Class B - GDR Reg S (Media)†	520	12,895

Grupo Financiero Galicia SA - ADR (Banks)	1,470	45,673

		96,889

Bangladesh - 0.5%

GrameenPhone Ltd. (Telecommunication Services)†	3,400	12,896

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,950	12,913

		25,809

Brazil - 2.2%

CETIP SA - Mercados Organizados (Diversified Financials)	7,800	116,464

China - 21.6%

51job Inc. - ADR (Commercial & Professional Services)*	1,130	39,753

ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	18,000	57,353

China Merchants Port Holdings Co., Ltd. (Transportation)†	40,000	107,101

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	1,890	107,730

Ctrip.com International Ltd. - ADR (Retailing)*	1,210	52,284

ENN Energy Holdings Ltd. (Utilities)†	8,000	39,429

Fuyao Glass Industry Group Co., Ltd., Class A (Automobiles & Components)†	39,700	108,588

Haitian International Holdings Ltd. (Capital Goods)†	25,000	50,812

JD.com Inc. - ADR (Retailing)*	1,890	53,676

Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	14,900	103,526

Kweichow Moutai Co., Ltd., Class A (Food, Beverage & Tobacco)†	1,863	93,895

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	13,000	80,137

	Shares	Value
COMMON STOCKS - 90.7% (continued)

China - 21.6% (continued)

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	76,000	$59,992

Tencent Holdings Ltd. (Software & Services)†	4,200	109,587

Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)†	42,000	47,742

Weibo Corp. - Sponsored ADR (Software & Services)*	630	30,378

		1,141,983

Colombia - 1.1%

Cementos Argos SA - Sponsored ADR (Materials)#†	650	12,957

Ecopetrol SA - Sponsored ADR (Energy)*	3,450	32,430

Grupo Nutresa SA (Food, Beverage & Tobacco)	1,530	12,586

		57,973

Egypt - 1.6%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	18,950	75,506

Integrated Diagnostics Holdings plc (Health Care Equipment & Services)^†	3,470	8,907

		84,413

Hungary - 1.7%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,100	88,441

India - 11.8%

Axis Bank Ltd. (Banks)†	8,570	59,284

Bharti Airtel Ltd. (Telecommunication Services)†	14,760	75,693

Bharti Infratel Ltd. (Telecommunication Services)†	4,820	20,909

Emami Ltd. (Household & Personal Products)†	1,950	29,623

Godrej Consumer Products Ltd. (Household & Personal Products)†	580	13,477

Housing Development Finance Corp., Ltd. (Banks)†	4,700	94,644

ICICI Bank Ltd. - Sponsored ADR (Banks)	9,600	74,400

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 90.7% (continued)

India - 11.8% (continued)

Infosys Ltd. - Sponsored ADR (Software & Services)	3,660	$50,398

ITC Ltd. (Food, Beverage & Tobacco)†	17,320	65,664

Marico Ltd. (Household & Personal Products)†	3,340	12,638

Maruti Suzuki India Ltd. (Automobiles & Components)†	680	59,579

Max Financial Services Ltd. (Insurance)†	3,040	25,525

Pidilite Industries Ltd. (Materials)†	4,150	41,054

		622,888

Indonesia - 3.1%

Bank Central Asia Tbk PT (Banks)†	90,500	104,166

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	55,500	48,638

Kalbe Farma Tbk PT (Pharmaceuticals, Biotechnology & Life Sciences)†	109,400	11,964

		164,768

Kenya - 0.7%

Safaricom Ltd. (Telecommunication Services)†	203,700	36,295

Kuwait - 1.3%

Kuwait Projects Co. Holding KSCP (Diversified Financials)†	7,680	14,107

Mabanee Co. SAK (Real Estate)†	4,570	13,339

National Bank of Kuwait SAKP (Banks)†	17,730	42,457

		69,903

Mexico - 5.8%

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	820	50,856

El Puerto de Liverpool SAB de CV, Series C1 (Retailing)	2,000	12,619

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	1,020	76,735

Grupo Financiero Banorte SAB de CV, Series O (Banks)	5,000	23,965

Grupo Televisa SAB - Sponsored ADR (Media)	3,320	74,368

	Shares	Value
COMMON STOCKS - 90.7% (continued)

Mexico - 5.8% (continued)

Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	37,100	$65,648

		304,191

Morocco - 0.5%

Attijariwafa Bank (Banks)†	320	13,464

Maroc Telecom (Telecommunication Services)†	900	13,750

		27,214

Nigeria - 0.2%

Guaranty Trust Bank plc (Banks)†	153,320	11,891

Pakistan - 1.4%

MCB Bank Ltd. (Banks)†	5,500	12,706

Oil & Gas Development Co., Ltd. (Energy)†	23,700	36,298

Pakistan Petroleum Ltd. (Energy)†	7,100	12,016

United Bank Ltd. (Banks)†	5,700	12,797

		73,817

Peru - 1.3%

Alicorp SAA (Food, Beverage & Tobacco)	6,050	13,890

Credicorp Ltd. (Banks)	320	52,378

		66,268

Philippines - 4.3%

Bank of the Philippine Islands (Banks)†	20,920	37,669

Jollibee Foods Corp. (Consumer Services)†	9,090	37,590

Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	8,430	13,385

Security Bank Corp. (Banks)†	8,470	36,304

Universal Robina Corp. (Food, Beverage & Tobacco)†	31,390	102,871

		227,819

Russia - 5.8%

LUKOIL PJSC - Sponsored ADR (Energy)	1,520	85,432

Magnit PJSC - Sponsored GDR, Reg S (Food & Staples Retailing)†	720	26,445

Moscow Exchange MICEX-RTS PJSC (Diversified Financials)†	12,500	27,910

Novatek PJSC - Sponsored GDR, Reg S (Energy)†	690	87,700

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 90.7% (continued)

Russia - 5.8% (continued)

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	4,380	$51,300

Yandex NV, Class A (Software & Services)*	1,200	27,768

		306,555

South Africa - 6.0%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,760	40,279

Discovery Ltd. (Insurance)†	3,620	30,946

Massmart Holdings Ltd. (Food & Staples Retailing)†	1,360	13,564

MTN Group Ltd. (Telecommunication Services)†	5,700	53,211

Naspers Ltd., Class N (Media)†	350	55,661

Sasol Ltd. (Materials)†	1,840	54,820

Standard Bank Group Ltd. (Banks)†	6,320	67,641

		316,122

South Korea - 3.9%

Coway Co., Ltd. (Consumer Durables & Apparel)†	580	43,703

Hankook Tire Co., Ltd. (Automobiles & Components)†	1,430	69,684

NAVER Corp. (Software & Services)†	140	91,382

		204,769

Taiwan - 7.3%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	5,000	42,420

Airtac International Group (Capital Goods)†	4,000	33,296

Delta Electronics Inc. (Technology Hardware & Equipment)†	20,000	111,684

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	4,000	41,753

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	400	57,105

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	17,000	101,315

		387,573

	Shares	Value
COMMON STOCKS - 90.7% (continued)

Thailand - 1.3%

Siam Commercial Bank pcl, Reg S (Banks)†	16,100	$69,046

Turkey - 1.7%

BIM Birlesik Magazalar AS (Food & Staples Retailing)†	2,620	37,389

Turkiye Garanti Bankasi AS - ADR (Banks)	23,330	52,259

		89,648

United Arab Emirates - 3.5%

Agthia Group PJSC (Food, Beverage & Tobacco)†	6,740	12,481

DP World Ltd. (Transportation)†	3,730	70,440

Emaar Properties PJSC (Real Estate)†	49,480	99,849

		182,770

United Kingdom - 0.3%

Nostrum Oil & Gas plc (Energy)*†	2,220	13,207

Total Common Stocks (Cost $4,539,930)		$4,786,716

PREFERRED STOCKS - 5.5%

Brazil - 2.1%

Banco Bradesco SA - ADR (Banks)*	5,620	58,055

Itau Unibanco Holding SA - Sponsored ADR (Banks)	4,720	55,743

		113,798

South Korea - 3.4%

Amorepacific Corp. (Household & Personal Products)†	230	35,664

LG Household & Health Care Ltd. (Household & Personal Products)†	60	27,317

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)^†	170	115,013

		177,994
Total Preferred Stocks (Cost $249,966)		$291,792

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)  (continued)

	Shares	Value
PARTICIPATION NOTES - 1.0%

Saudi Arabia - 1.0%

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 1/22/18 (Retailing)^†	1,210	$40,555

Saudi British Bank, Issued by JP Morgan Structured Products, Maturity Date 12/2/19 (Banks)^†	1,870	11,288

		51,843
Total Participation Notes (Cost $50,050)		$51,843

SHORT TERM INVESTMENTS - 2.1%

Northern Institutional Funds - Treasury Portfolio, 0.36% (Money Market Fund)	109,894	109,894
Total Short Term Investments (Cost $109,894)		$109,894

Total Investments — 99.3%
(Cost $4,949,840)		$5,240,245

Other Assets Less Liabilities - 0.7%		39,028
Net Assets — 100.0%		$5,279,273

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 3.3% of net assets as of January 31, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	4.5%

Banks	21.8

Capital Goods	1.6

Commercial & Professional Services	0.7

Consumer Durables & Apparel	4.2

Consumer Services	0.7

Diversified Financials	3.0

Energy	5.1

Food & Staples Retailing	3.0

Food, Beverage & Tobacco	9.0

Health Care Equipment & Services	0.2

Household & Personal Products	2.2

Insurance	1.1

Materials	2.1

Media	2.7

Money Market Fund	2.1

Pharmaceuticals, Biotechnology & Life Sciences	6.0

Real Estate	2.1

Retailing	3.0

Semiconductors & Semiconductor Equipment	1.9

Software & Services	5.9

Technology Hardware & Equipment	6.2

Telecommunication Services	6.1

Transportation	3.4

Utilities	0.7

Total Investments	99.3

Other Assets Less Liabilities	0.7
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

January 31, 2017 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently has nine separate diversified Portfolios, all of which were active as of January 31, 2017 (individually, a “Portfolio”, collectively, the “Portfolios”). The Fund is managed by Harding Loevner LP (the “Investment Adviser”).

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States
Institutional Emerging Markets Portfolio** (“Institutional Emerging Markets”)	Class I: October 17, 2005 Class II: March 5, 2014	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets Portfolio** (“Emerging Markets”)	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class I: May 27, 2008 Institutional Class II: March 1, 2017 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets
Global Equity Research Portfolio (“Global Equity Research”)	Institutional Class: December 19, 2016 Investor Class: December 19, 2016	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Research Portfolio (“International Equity Research”)	Institutional Class: December 17, 2015 Investor Class: December 17, 2015	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
Emerging Markets Research Portfolio (“Emerging Markets Research”)	Institutional Class: December 19, 2016 Investor Class: December 19, 2016	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets

* International Equity is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996. Information for periods prior to October 31, 1996 is historical information for the predecessor portfolio.

** The Institutional Emerging Markets and Emerging Markets Portfolios are generally closed to new investors.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2017 (unaudited)

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. Accordingly, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The following is a summary of the Fund’s significant accounting policies:

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

In determining a Portfolio’s net asset value (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds including money market funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.

Participation notes are valued based upon the closing or last traded price of their underlying local shares. Such securities are typically categorized as “Level 2” pursuant to the hierarchy described below.

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated on the Portfolios’ Portfolio of Investments as being “fair valued”. Securities with an adjustment factor greater than or less than 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 2” and securities with an adjustment factor equal to 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 1” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Adviser at “fair value as determined in good faith”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Portfolio of Investments as securities valued at “fair value as determined in good faith” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2017 (unaudited)

2. Summary of Significant Accounting Policies (continued)

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the quantitative models and/or the inputs to the quantitative models used in the valuation technique described above. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	unadjusted quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolios disclose all transfers between levels based on valuations at the end of each reporting period. At January 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities at October 31, 2016.

GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a summary of the Portfolios’ investments classified by Level 1, Level 2 and Level 3 and security type as of January 31, 2017. Please refer to each Portfolio’s Portfolio of Investments to view individual securities classified by industry type and country.

Portfolio	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Equity
Common Stocks	$525,303,487	$315,816,848	$—	$841,120,335
Preferred Stocks	23,285,465	—	—	23,285,465
Short-Term Investments	24,478,754	—	—	24,478,754

Total Investments	$573,067,706	$315,816,848	$—	$888,884,554

International Equity
Common Stocks	$1,714,534,140	$5,324,986,090	$—	$7,039,520,230
Preferred Stocks	165,293,062	173,083,664	—	338,376,726
Short-Term Investments	99,145,439	—	—	99,145,439

Total Investments	$1,978,972,641	$5,498,069,754	$—	$7,477,042,395

International Small Companies
Common Stocks	$5,714,434	$101,480,676	$—	$107,195,110
Participation Notes	—	999,587	—	999,587
Short-Term Investments	5,533,264	—	—	5,533,264

Total Investments	$11,247,698	$102,480,263	$—	$113,727,961

Institutional Emerging Markets
Common Stocks	$847,863,727	$2,382,970,714	$—	$3,230,834,441
Preferred Stocks	191,447,326	32,178,632	—	223,625,958
Participation Notes	—	29,230,479	—	29,230,479
Short-Term Investments	119,345,677	—	—	119,345,677

Total Investments	$1,158,656,730	$2,444,379,825	$—	$3,603,036,555

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2017 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Portfolio	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Emerging Markets
Common Stocks	$738,567,000	$2,078,684,621	$—	$2,817,251,621
Preferred Stocks	166,658,455	28,151,820	—	194,810,275
Participation Notes	—	25,539,744	—	25,539,744
Short-Term Investments	100,667,652	—	—	100,667,652

Total Investments	$1,005,893,107	$2,132,376,185	$—	$3,138,269,292

Frontier Emerging Markets
Common Stocks	$72,635,729	$286,070,254	$—	$358,705,983
Preferred Stocks	8,267,412	—	—	8,267,412
Participation Notes	—	17,497,638	—	17,497,638
Short-Term Investments	4,374,751	—	—	4,374,751

Total Investments	$85,277,892	$303,567,892	$—	$388,845,784

Global Equity Research
Common Stocks	$2,815,113	$1,883,057	$—	$4,698,170
Preferred Stocks	28,828	34,589	—	63,417
Short-Term Investments	51,975	—	—	51,975

Total Investments	$2,895,916	$1,917,646	$—	$4,813,562

International Equity Research
Common Stocks	$1,382,715	$6,223,792	$—	$7,606,507
Preferred Stocks	145,879	166,155	—	312,034
Short-Term Investments	535,002	—	—	535,002

Total Investments	$2,063,596	$6,389,947	$—	$8,453,543

Emerging Markets Research
Common Stocks	$1,190,011	$3,596,705	$—	$4,786,716
Preferred Stocks	113,798	177,994	—	291,792
Participation Notes	—	51,843	—	51,843
Short-Term Investments	109,894	—	—	109,894

Total Investments	$1,413,703	$3,826,542	$—	$5,240,245

As of January 31, 2017, there were no Level 3 investments held within the Portfolios.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2017 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Securities

For financial reporting purposes, all securities transactions are recorded on a trade date basis, as of the last business day in the reporting period. Throughout the reporting period, securities transactions are typically accounted for on a trade date – plus one business day basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. However, on a semi-annual basis, such fluctuations are included with the Net realized gain (loss) from investments and Change in unrealized appreciation (depreciation) from investments on the Statements of Operations.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

3. Income Tax

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments at January 31, 2017, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)	Cost
Global Equity	$231,829,020	$(10,574,703)	$221,254,317	$667,630,237
International Equity	1,211,757,074	(154,278,273)	1,057,478,801	6,419,563,594
International Small Companies	19,794,667	(6,435,090)	13,359,577	100,368,384
Institutional Emerging Markets	496,984,540	(152,097,971)	344,886,569	3,258,149,986
Emerging Markets	656,485,548	(126,116,112)	530,369,436	2,607,899,856
Frontier Emerging Markets	58,085,314	(42,441,664)	15,643,650	373,202,134
Global Equity Research	183,937	(59,161)	124,776	4,688,786
International Equity Research	800,445	(252,310)	548,135	7,905,408
Emerging Markets Research	321,969	(31,564)	290,405	4,949,840

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2017 (unaudited)

4. Foreign Exchange Contracts

The Portfolios do not generally hedge foreign currency exposure, however, the Portfolios may enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. Each Portfolio will conduct its currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currency. Foreign currency transactions entered into on the spot markets serve to pay for foreign investment purchases or to convert to dollars, the proceeds from foreign investment sales or dividend and interest receipts. The Portfolios will disclose open forward currency contracts, if any, on the Portfolios of Investments. The Portfolios do not separately disclose open spot market transactions on the Portfolios of Investments. However, on a semi-annual basis, such realized gain (loss) and unrealized appreciation (depreciation) on spot market transactions is included in “net realized gain (loss) on foreign currency transactions” and “change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies”, respectively, on the Portfolios’ Statements of Operations. The Portfolios held no open forward currency contracts as of or during the period ended January 31, 2017.

5. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes are issued by banks or broker-dealers or their affiliates and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter. In addition to carrying the same risks associated with a direct investment in the underlying security, participation notes are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer(s) of the underlying security(ies). Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets is permitted to invest up to 35% of its total assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its total assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At January 31, 2017, the Portfolio’s investment in the Banking industry amounted to 32.96% of its total assets.

7. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	March 29, 2017

By:	/s/ Charles S. Todd
Charles S. Todd, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	March 29, 2017